Other liabilities	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Other liabilities
35 Other liabilities

	2023	2022

Payables due to policyholders	1,632	684

Payables due to brokers and agents	482	454

Social security and taxes payable	59	49

Income tax payable	1	10

Investment creditors	995	970

Cash collateral on derivative transactions	964	2,483

Cash collateral on securities lent	2,357	2,417

Cash collateral - other	68	64

Repurchase agreements	28	107

Lease liabilities	205	210

Other creditors	1,599	2,828

On December 31	8,390	10,278

Current	8,210	10,069

Non-current	180	208
The decrease in other liabilities is mainly the result of lower cash collateral on derivative transactions which is driven by the divestment of Aegon the Netherlands.
The carrying amounts disclosed are reasonable approximations of the fair values at year-end,
given the predominantly current nature of the other liabilities.

Aegon Ltd. [member]
Statement [LineItems]
Other liabilities
18 Current liabilities
Loans from and payables to group companies have a maturity of less than one year. Other current liabilities include derivatives with negative fair values of EUR 90 million (2022: EUR 189 million).